Restatement of Quarterly Financial Information (Unaudited) (Details 1) - Successor [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Interest income (expense), net	$ (316)	$ (946)	$ (1,208)	$ (1,524)	$ 65	$ (1,756)
Change in fair value of derivative liability	(1,119)	(1,001)	(2,473)	(3,592)
Total Other Income (Expense)	(1,896)	(1,977)	(3,767)	(5,663)	47	(342)
Net Loss, before tax	(5,581)	(5,627)	(11,004)	(16,585)
Net Loss	(5,434)	(5,468)	(10,638)	(16,072)	(49,238)	(19,408)
Comprehensive Loss	$ (5,476)	$ (5,446)	$ (10,562)	$ (16,038)	(49,323)	(19,107)
Basic net loss per share, Class A common stock	$ (0.34)	$ (0.36)	$ (0.70)	$ (1.04)
Diluted net loss per share, Class A common stock	$ (0.34)	$ (0.36)	$ (0.70)	$ (1.04)
General and administrative	$ 2,826				5,374	7,237
Total Operating Expenses	2,826			$ 15,351	52,686	19,598
Change in fair value of derivative liability					(4,714)	(3,152)
Total Other Income (Expense)					(4,602)	(6,302)
Net Loss, before tax					$ (52,810)	$ (20,043)
General and administrative				5,743
Previously Reported [Member]
Interest income (expense), net	(312)	$ (684)	$ (946)	(1,258)
Change in fair value of derivative liability	(1,052)	(1,051)	(2,523)	(3,575)
Total Other Income (Expense)	(1,825)	(1,765)	(3,555)	(5,380)
Net Loss, before tax	(5,151)	(5,415)	(10,792)	(15,943)
Net Loss	(5,004)	(5,256)	(10,426)	(15,430)
Comprehensive Loss	$ (5,046)	$ (5,234)	$ (10,350)	$ (15,396)
Basic net loss per share, Class A common stock	$ (0.32)	$ (0.34)	$ (0.68)	$ (1.00)
Diluted net loss per share, Class A common stock	$ (0.32)	$ (0.34)	$ (0.68)	$ (1.00)
General and administrative	$ 1,927
Total Operating Expenses	4,851			$ 14,992
General and administrative				5,384
Revision of Prior Period, Adjustment [Member]
Interest income (expense), net	(4)	$ (262)	$ (262)	(266)
Change in fair value of derivative liability	(67)	50	50	(17)
Total Other Income (Expense)	(71)	(212)	(212)	(283)
Net Loss, before tax	(71)	(212)	(212)	(283)
Net Loss	(71)	(212)	(212)	(283)
Comprehensive Loss	$ (71)	$ (212)	$ (212)	$ (283)
Basic net loss per share, Class A common stock		$ (0.02)	$ (0.02)	$ (0.02)
Diluted net loss per share, Class A common stock		$ (0.02)	$ (0.02)	$ (0.02)
General and administrative
Total Operating Expenses
General and administrative
Adjustments To Accrued Legal Fees [Member]
Interest income (expense), net
Change in fair value of derivative liability
Net Loss	(359)			(359)
Comprehensive Loss	$ (359)			$ (359)
Basic net loss per share, Class A common stock	$ (0.02)			$ (0.02)
Diluted net loss per share, Class A common stock	$ (0.02)			$ (0.02)
General and administrative	$ 359
Total Operating Expenses	359			$ 359
Change in fair value of derivative liability
Total Other Income (Expense)
Net Loss, before tax	$ (359)			(359)
General and administrative				$ 359